DERIVATIVES - Derivative Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Fair Value			$ 2,305
Warrants
Derivative [Line Items]
Fair Value	4,857	[1]	662	[1]
Convertible Note embedded derivative
Derivative [Line Items]
Fair Value	17,173	[2]	1,643	[2]
Derivative Instruments not designated as hedging instruments under ASC 815
Derivative [Line Items]
Fair Value	22,030		2,305
Number of Shares	8,238,095		8,238,095
Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Number of Shares	3,000,000		3,000,000
Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Number of Shares	5,238,095		5,238,095
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815
Derivative [Line Items]
Derivative income (loss)	(19,725)		13,422
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Derivative income (loss)	(4,195)		2,562
Derivative income (loss) | Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Derivative income (loss)	(15,530)		10,860
Current derivative liabilities | Derivative Instruments not designated as hedging instruments under ASC 815 | Warrants
Derivative [Line Items]
Fair Value	4,857		662
Current derivative liabilities | Derivative Instruments not designated as hedging instruments under ASC 815 | Convertible Note embedded derivative
Derivative [Line Items]
Fair Value	$ 17,173		$ 1,643

[1]	Represents the Warrants issued in conjunction with our Plan of Reorganization.
[2]	Represents the compound embedded derivative included in our Convertible Notes (see Note 11). The compound embedded derivative includes the value associated with the noteholders’ conversion option, as well as certain rights to receive “make-whole” amounts. The “make-whole” provision(s) provides that, upon certain contingent events, if conversion is elected on the Convertible Notes, we may be obligated to pay such holder an amount in cash, or shares of common stock to compensate noteholders who have converted early as a result of these contingent events, interest and time value of the conversion option foregone via the conversion.